Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2026
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	The three levels of the fair value hierarchy are described as follows:

Level 1	Unadjusted quoted prices for identical, unrestricted assets or liabilities in active markets that a plan has the ability to access.
Level 2
Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means for substantially the full term of the assets or liabilities.

Level 3	Significant unobservable inputs.
Investments measured at fair value on a recurring basis consisted of the following types of instruments:

	Fair Value Measurements as of January 31, 2026
	Level 1	Total
Walmart Inc. equity securities	$24,235,146	$24,235,146
Cash equivalent	1,075,935	1,075,935
Mutual funds	186,042,787	186,042,787
Total investments at fair value		$211,353,868

	Fair Value Measurements as of January 31, 2025
	Level 1	Total
Walmart Inc. equity securities	$20,761,449	$20,761,449
Cash equivalent	683,595	683,595
Mutual funds	150,074,655	150,074,655
Total investments at fair value		$171,519,699